Employee Related Liabilities (Projected Benefit Obligation And Future Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2012	$ 17.4
2013	15.0
2014	14.3
2015	12.9
2016	12.3
2017-2021	58.2
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation, end of year	37.6	223.5
Accumulated benefit obligation, end of year	25.4	212.5
Fair value of plan assets, end of year	3.3	171.8
Health Care and Other Plans [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2012	1.3
2013	1.3
2014	1.3
2015	1.2
2016	1.2
2017-2021	$ 5.9